Borrowings	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Borrowings
17.	Borrowings

(a) Short-term borrowings and current portion of long-term borrowings as of December 31, 2016 and 2017 are as follows:

	Bank	Issuance date	Maturity date	Interest rate (%)	2016		2017
	(in millions of Won)
Short-term borrowings
Bank overdrafts	JP Morgan and others	January, 2017~ December, 2017	January, 2018~ December, 2018	1.2~9.0	￦	254,036	217,879
Short-term borrowings	HSBC and others	January, 2017~ December, 2017	January, 2018~ December, 2018	0.3~10.5		7,725,691	7,956,939

						7,979,727	8,174,818

Current portion of long-term liabilities
Current portion of long-term borrowings	Export-Import Bank of Korea and others	September, 2001~ November, 2017	February, 2018~ December, 2018	0.4~8.5		1,390,733	1,407,123
Current portion of debentures	Korean Development Bank and others	August, 2009~ November, 2016	February, 2018~ December, 2018	1.4~6.1		825,176	1,693,974
Less: Current portion of discount on debentures issued						(829)	(1,399)

						2,215,080	3,099,698

					￦	10,194,807	11,274,516

(b) Long-term borrowings, excluding current portion as of December 31, 2016 and 2017 are as follows:

	Bank	Issuance date	Maturity date	Interest rate (%)	2016		2017
	(in millions of Won)
Long-term borrowings	Export-Import bank of Korea and others	September, 2001~ December, 2017	March, 2019~ March, 2037	0.5~8.4	￦	6,420,612	4,839,199
Less: Present value discount						(55,799)	(36,459)
Bonds	Korea Development Bank and others	August, 2009~ November, 2017	February, 2019~ July, 2025	1.8~6.3		6,163,896	4,999,575
Less: Discount on debentures issued						(18,518)	(13,174)

					￦	12,510,191	9,789,141

(c) Assets pledged as collateral in regards to the borrowings as of December 31, 2017 are as follows:

	Bank	Book value	Pledged amount
	(in millions of Won)
Property, plant and equipment and Investment property (*1)	Korea Development Bank and others	￦ 5,777,330	4,969,201
Trade accounts and notes receivable	Korea Development Bank and others	147,581	147,581
Inventories	Export-Import Bank of Korea and others	162,198	116,378
Financial instruments	Woori Bank and others	56,491	55,048

		￦6,143,600	5,288,208

(*1)	Includes other assets(land-use right).